First Trust High Income Strategic Focus ETF (HISF)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
1,337,001	First Trust Core Investment Grade ETF	$27,408,521
171,573	First Trust Emerging Markets Local Currency Bond ETF	5,033,952
480,489	First Trust Intermediate Duration Investment Grade Corporate ETF	9,787,561
264,638	First Trust Limited Duration Investment Grade Corporate ETF	4,967,255
324,712	First Trust Long Duration Opportunities ETF	6,770,245
200,425	First Trust Low Duration Opportunities ETF	9,919,033
278,442	First Trust Preferred Securities and Income ETF	4,947,915
111,583	First Trust Senior Loan Fund	5,002,266
228,242	First Trust Smith Opportunistic Fixed Income ETF	9,775,605
241,349	First Trust Structured Credit Income Opportunities ETF	4,945,241
245,233	First Trust Tactical High Yield ETF	9,929,484
	Total Exchange-Traded Funds	98,487,078
	(Cost $100,178,449)
MONEY MARKET FUNDS — 0.0%
27,053	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (b)	27,053
	(Cost $27,053)

	Total Investments — 100.0%	98,514,131
	(Cost $100,205,502)
	Net Other Assets and Liabilities — (0.0)%	(8,286)
	Net Assets — 100.0%	$98,505,845

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of July 31, 2026.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$98,487,078	$98,487,078	$—	$—
Money Market Funds	27,053	27,053	—	—
Total Investments	$98,514,131	$98,514,131	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust High Income Strategic Focus ETF (HISF)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2026, and for the fiscal year-to-date period (November 1, 2025 to July 31, 2026) are as follows:

Security Name	Shares at 7/31/2026	Value at 10/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2026	Dividend Income
First Trust Core Investment Grade ETF	1,337,001	$13,554,011	$14,855,599	$—	$(1,001,089)	$—	$27,408,521	$854,652
First Trust Emerging Markets Local Currency Bond ETF	171,573	2,931,446	2,264,383	(128,213)	(29,514)	(4,150)	5,033,952	202,738
First Trust Intermediate Duration Investment Grade Corporate ETF	480,489	5,868,269	4,301,467	(5,601)	(376,419)	(155)	9,787,561	293,904
First Trust Limited Duration Investment Grade Corporate ETF	264,638	2,932,704	2,163,557	(25,334)	(103,270)	(402)	4,967,255	144,708
First Trust Long Duration Opportunities ETF	324,712	2,952,289	4,129,190	(8,452)	(302,696)	(86)	6,770,245	163,278
First Trust Low Duration Opportunities ETF	200,425	8,826,026	4,637,488	(3,452,328)	(103,217)	11,064	9,919,033	280,099
First Trust Preferred Securities and Income ETF	278,442	2,951,132	4,361,379	(2,155,980)	(140,813)	(67,803)	4,947,915	217,291
First Trust Senior Loan Fund	111,583	—	5,002,357	—	(91)	—	5,002,266	98,307
First Trust Smith Opportunistic Fixed Income ETF	228,242	7,060,952	4,881,716	(1,776,275)	(352,931)	(37,857)	9,775,605	321,645
First Trust Structured Credit Income Opportunities ETF	241,349	—	4,983,839	(6,322)	(32,261)	(15)	4,945,241	87,721
First Trust Tactical High Yield ETF	245,233	11,683,641	7,270,919	(8,442,235)	6,395	(589,236)	9,929,484	624,020
		$58,760,470	$58,851,894	$(16,000,740)	$(2,435,906)	$(688,640)	$98,487,078	$3,288,363